Cohen & Steers Capital Management, Inc.

280 Park Avenue

New York, NY 10017

February 26, 2010

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Attention: Filing Desk

Re:	Cohen & Steers Global Infrastructure Fund, Inc. (Registration Statement File Nos. 333-111981; 811-21488),
Cohen & Steers Global Realty Shares, Inc. (Registration Statement File Nos. 333-21993; 811-08059),
Cohen & Steers Institutional Global Realty Shares, Inc. (Registration Statement File Nos. 333-134172; 811-21902),
Cohen & Steers Institutional Realty Shares, Inc. (Registration Statement File Nos. 333-89183; 811-09631),
Cohen & Steers International Realty Fund, Inc. (Registration Statement File Nos. 333-120705; 811-21677),
Cohen & Steers Realty Income Fund, Inc. (Registration Statement File Nos. 333-30919; 811-08287),
Cohen & Steers Realty Shares, Inc. (Registration Statement File Nos. 033-40215; 811-06302),
(each a “Company”, and collectively the “Companies”)

Ladies and Gentlemen:

On behalf of each of the Companies listed above, attached are Post-Effective Amendments to each Company’s respective Registration Statements on Form N-1A, filed pursuant to Rule 485APOS.

Any questions or communications should be directed to Tina M. Payne at 212-832-3232.

Very truly yours,

/s/ Lisa R. Savitzky

Lisa R. Savitzky

Legal & Compliance Associate